AB Core Opportunities Fund, Inc.

Portfolio of Investments

February 28, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Information Technology – 25.9%
Communications Equipment – 4.8%
Arista Networks, Inc.(a)	21,997	$3,050,984
Cisco Systems, Inc.	56,650	2,742,993
Motorola Solutions, Inc.	7,788	2,046,764

		7,840,741

Electronic Equipment, Instruments & Components – 1.2%
Keysight Technologies, Inc.(a)	12,550	2,007,498

IT Services – 6.8%
EPAM Systems, Inc.(a)	8,300	2,553,495
PayPal Holdings, Inc.(a)	29,730	2,188,128
Visa, Inc. - Class A	29,088	6,397,615

		11,139,238

Semiconductors & Semiconductor Equipment – 2.1%
QUALCOMM, Inc.	18,372	2,269,493
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	14,170	1,233,782

		3,503,275

Software – 11.0%
Cadence Design Systems, Inc.(a)	8,000	1,543,520
Fortinet, Inc.(a)	65,615	3,900,156
Manhattan Associates, Inc.(a)	4,326	621,862
Microsoft Corp.	25,030	6,242,982
Roper Technologies, Inc.	7,200	3,097,440
ServiceNow, Inc.(a)	2,180	942,131
Synopsys, Inc.(a)	4,910	1,786,062

		18,134,153

		42,624,905

Health Care – 19.3%
Biotechnology – 6.1%
Genmab A/S (Sponsored ADR)(a)	66,351	2,492,144
Regeneron Pharmaceuticals, Inc.(a)	3,982	3,027,992
Vertex Pharmaceuticals, Inc.(a)	15,260	4,429,825

		9,949,961

Health Care Equipment & Supplies – 2.2%
IDEXX Laboratories, Inc.(a)	7,638	3,614,607

Health Care Providers & Services – 5.2%
UnitedHealth Group, Inc.	17,836	8,488,866

Health Care Technology – 1.3%
Veeva Systems, Inc. - Class A(a)	13,406	2,220,838

Life Sciences Tools & Services – 1.8%
PerkinElmer, Inc.	11,532	1,436,541
Waters Corp.(a)	4,660	1,448,748

		2,885,289

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.7%
Roche Holding AG (Sponsored ADR)	124,580	$4,491,109

		31,650,670

Financials – 14.2%
Banks – 6.1%
Bank OZK	49,640	2,284,929
JPMorgan Chase & Co.	33,510	4,803,659
Wells Fargo & Co.	62,620	2,928,737

		10,017,325

Capital Markets – 3.5%
Houlihan Lokey, Inc.	20,470	1,958,979
MSCI, Inc.	4,890	2,553,314
Nasdaq, Inc.	21,790	1,221,547

		5,733,840

Diversified Financial Services – 3.2%
Berkshire Hathaway, Inc. - Class B(a)	17,350	5,294,873

Insurance – 1.4%
Axis Capital Holdings Ltd.	37,738	2,291,451

		23,337,489

Industrials – 12.2%
Aerospace & Defense – 2.8%
Raytheon Technologies Corp.	23,814	2,335,915
Textron, Inc.	31,773	2,304,496

		4,640,411

Airlines – 0.4%
Southwest Airlines Co.	18,320	615,186

Building Products – 0.8%
Builders FirstSource, Inc.(a)	16,006	1,356,989

Commercial Services & Supplies – 1.4%
Copart, Inc.(a)	32,850	2,314,611

Electrical Equipment – 3.3%
Emerson Electric Co.	21,996	1,819,289
Hubbell, Inc.	4,839	1,217,202
nVent Electric PLC	49,720	2,279,165

		5,315,656

Machinery – 2.2%
PACCAR, Inc.	36,120	2,607,864
Westinghouse Air Brake Technologies Corp.	9,600	1,001,568

		3,609,432

Road & Rail – 1.3%
Knight-Swift Transportation Holdings, Inc.	37,410	2,126,384

		19,978,669

Company	Shares	U.S. $ Value

Consumer Discretionary – 8.1%
Distributors – 1.4%
LKQ Corp.	39,550	$2,265,819

Hotels, Restaurants & Leisure – 0.9%
Choice Hotels International, Inc.	12,083	1,430,144

Household Durables – 1.4%
NVR, Inc.(a)	443	2,291,914

Specialty Retail – 3.0%
Home Depot, Inc. (The)	4,860	1,441,184
Tractor Supply Co.	9,860	2,299,944
Ulta Beauty, Inc.(a)	2,480	1,286,624

		5,027,752

Textiles, Apparel & Luxury Goods – 1.4%
NIKE, Inc. - Class B	19,140	2,273,641

		13,289,270

Consumer Staples – 6.7%
Beverages – 2.9%
Monster Beverage Corp.(a)	46,248	4,706,196

Tobacco – 3.8%
Philip Morris International, Inc.	64,940	6,318,662

		11,024,858

Energy – 5.2%
Energy Equipment & Services – 1.2%
Helmerich & Payne, Inc.	46,353	1,950,534

Oil, Gas & Consumable Fuels – 4.0%
ConocoPhillips	21,210	2,192,054
EOG Resources, Inc.	16,460	1,860,309
Phillips 66	24,960	2,559,898

		6,612,261

		8,562,795

Real Estate – 2.9%
Equity Real Estate Investment Trusts (REITs) – 2.1%
Weyerhaeuser Co.	107,340	3,354,375

Real Estate Management & Development – 0.8%
CBRE Group, Inc. - Class A(a)	15,710	1,337,549

		4,691,924

Communication Services – 2.7%
Diversified Telecommunication Services – 1.1%
Comcast Corp. - Class A	50,264	1,868,313

Interactive Media & Services – 1.6%
Alphabet, Inc. - Class C(a)	28,550	2,578,065

		4,446,378

Total Common Stocks (cost $134,018,255)		159,606,958

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(b) (c) (d) (cost $6,558,709)	6,558,709	$6,558,709

Total Investments – 101.2% (cost $140,576,964)(e)		166,165,667
Other assets less liabilities – (1.2)%		(1,904,775)

Net Assets – 100.0%		$164,260,892

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,627,439 and gross unrealized depreciation of investments was $(2,038,736), resulting in net unrealized appreciation of $25,588,703.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Core Opportunities Fund, Inc.

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$42,624,905	$—	$—	$42,624,905
Health Care	27,159,561	4,491,109	—	31,650,670
Financials	23,337,489	—	—	23,337,489
Industrials	19,978,669	—	—	19,978,669
Consumer Discretionary	13,289,270	—	—	13,289,270
Consumer Staples	11,024,858	—	—	11,024,858
Energy	8,562,795	—	—	8,562,795
Real Estate	4,691,924	—	—	4,691,924
Communication Services	4,446,378	—	—	4,446,378
Short-Term Investments	6,558,709	—	—	6,558,709

Total Investments in Securities	161,674,558	4,491,109	—	166,165,667
Other Financial Instruments(a)	—	—	—	—

Total	$161,674,558	$4,491,109	$—	$166,165,667

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,882	$20,003	$23,326	$6,559	$68